Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Revenue recognition and costs of sales and vendor allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Deferred Revenue Arrangement [Line Items]
Reduction of inventory due to vendor allowances	$ 60.6	$ 72.2
Advertising expense	497.5	502.4	$ 475.8
Cooperative advertising allowances	$ 81.1	$ 71.9	$ 36.2
Minimum
Deferred Revenue Arrangement [Line Items]
Gift cards breakage period	2 years
Maximum
Deferred Revenue Arrangement [Line Items]
Gift cards breakage period	5 years